Intangible Assets	12 Months Ended
Dec. 31, 2015
Intangible Assets
Intangible Assets

(7) Intangible Assets

Intangible Assets with Indefinite Lives

The following table presents the net carrying amount of the Company’s intangible assets with indefinite lives as of December 31, 2015 and 2014, as well as the changes in the net carrying amounts for the years ended December 31, 2015 and 2014 by segment:

	Goodwill
	North America (1)	Europe (2)	Total
	(In thousands)
Balance as of January 1, 2014
Gross balance	$291,731	$162,763	$454,494
Accumulated impairment loss	—	(50,003)	(50,003)
	$291,731	$112,760	$404,491

Acquisitions	108,932	15,461	124,393
Purchase price adjustments	(1,493)	(7,779)	(9,272)
Foreign currency translation adjustments	(193)	(7,456)	(7,649)

Balance as of December 31, 2014:
Gross balance	$398,977	$162,989	$561,966
Accumulated impairment loss	—	(50,003)	(50,003)
	$398,977	$112,986	$511,963

Acquisitions	52,719	—	52,719
Divestitures	—	(13,995)	(13,995)
Purchase price adjustments	1,051	1,204	2,255
Foreign currency translation adjustments	(438)	(3,568)	(4,006)

Balance as of December 31, 2015:
Gross balance	$452,309	$146,630	$598,939
Accumulated impairment loss	—	(50,003)	(50,003)
	$452,309	$96,627	$548,936

(1)	The North America segment is comprised of the Company’s ATM operations in the U.S., Canada, Mexico, and Puerto Rico.
(2)	The Europe segment is comprised of the Company’s ATM operations in the U.K., Germany, Poland, and its ATM advertising business.

	Trade Name: indefinite-lived
	North America (1)	Europe (2)	Corporate & Other (3)	Total
	(In thousands)
Balance as of January 1, 2014	$200	$560	$—	$760
Foreign currency translation adjustments	—	(32)	—	(32)
Balance as of December 31, 2014	$200	$528	$—	$728
Acquisitions	—	—	1,615	1,615
Foreign currency translation adjustments	—	(27)	—	(27)
Balance as of December 31, 2015	$200	$501	$1,615	$2,316

(1)	The North America segment is comprised of the Company’s ATM operations in the U.S., Canada, Mexico, and Puerto Rico.
(2)	The Europe segment is comprised of the Company’s ATM operations in the U.K., Germany, Poland, and its ATM adversiting business.
(3)	The Corporate & Other segment is comprised of the Company’s transaction processing activities and the Company's corporate general and administrative functions.

Intangible Assets with Definite Lives

The following is a summary of the Company’s intangible assets that were subject to amortization:

	December 31, 2015			December 31, 2014
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount	Amount	Amortization	Amount
	(In thousands)			(In thousands)
Customer and branding contracts/relationships	$350,211	$(219,498)	$130,713	$338,830	$(186,185)	$152,645
Deferred financing costs	16,521	(8,009)	8,512	16,127	(5,851)	10,276
Non-compete agreements	4,454	(3,935)	519	4,568	(3,374)	1,194
Technology	10,751	(3,750)	7,001	2,803	(2,025)	778
Trade name: definite-lived	11,646	(2,859)	8,787	13,702	(1,783)	11,919
Total	$393,583	$(238,051)	$155,532	$376,030	$(199,218)	$176,812

The majority of the Company’s intangible assets with definite lives are being amortized over the assets’ estimated useful lives utilizing the straight-line method. Estimated useful lives range from four to ten years for customer and branding contracts/relationships, two to ten years for exclusive license agreements, one to five years for non-compete agreements, and one to fifteen years for finite-lived trade names. The estimated useful life for acquired technology is three years. Deferred financing costs are amortized through interest expense over the contractual term of the underlying borrowings utilizing the effective interest method. The Company periodically reviews the estimated useful lives of its identifiable intangible assets, taking into consideration any events or circumstances that might result in a reduction in fair value or a revision of those estimated useful lives.

Amortization of definite-lived intangible assets is recorded in the Amortization of intangible assets line item in the Consolidated Statements of Operations, including any impairment charges, except for deferred financing costs and certain exclusive license agreements. Amortization of deferred financing costs is combined with the amortization of note discount and is recorded in the Amortization of deferred financing costs and note discount line item in the Consolidated Statements of Operations. Certain exclusive license agreements that were effectively prepayments of merchant fees were amortized through the cost of ATM operating revenues line item in the Consolidated Statements of Operations during the years ended December 31, 2015, 2014, and 2013 totaled $5.9 million, $3.9 million, and $4.0 million, respectively. The Company recorded approximately $1.3 million in additional amortization expense during the year ended December 31, 2014 related to impairment of a previously acquired merchant contract/relationship intangible asset associated with its North America reporting segment.

The components of intangible assets acquired during the year ended December 31, 2015 were as follows:

	Amount Acquired in 2015	Weighted Average Amortization Period
	(In thousands)
Customer and branding contracts/relationships	$16,866	5.3	years
Technology	7,800	8.0	years
Trade name: indefinite-lived	1,700	10.0	years
Total	$26,366

Estimated amortization for the Company’s intangible assets with definite lives for each of the next five years, and thereafter is as follows (in thousands):

2016	$37,692
2017	33,156
2018	28,176
2019	24,475
2020	16,729
Thereafter	15,304
Total	$155,532